CONSOLIDATED FINANCIAL STATEMENTS CORRECTION	9 Months Ended
Sep. 30, 2013
CONSOLIDATED FINANCIAL STATEMENTS CORRECTION
CONSOLIDATED FINANCIAL STATEMENTS CORRECTION

15.   CONSOLIDATED FINANCIAL STATEMENTS CORRECTION

        Subsequent to the issuance of the Company's fiscal 2012 consolidated financial statements, the Company determined that the presentation of its borrowings and repayments associated with its line of credit for the year ended December 31, 2012 were incorrectly presented on a net basis, rather than on a gross basis in accordance with the FASB Accounting Standards Codification 230, "Statement of Cash Flows." Accordingly, the Company has corrected the consolidated statement of cash flows relating to borrowings from the line of credit and repayment of the line of credit for the year ended December 31, 2012.

        Additionally, the Company determined that $4,052 of previously disclosed future minimum lease payments due from 2016 through 2018 was presented as due in 2016. The disclosure of future minimum lease payments of $2,286, $1,649 and $117 due in 2016, 2017 and thereafter, respectively, has been correctly presented in Note 11. Management has concluded that the correction of these errors is immaterial.

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